10. INTANGIBLE ASSETS: Schedule of Intangible Assets (Details)	12 Months Ended
Dec. 31, 2019 CAD ($)
HealthTab
Intangible Assets, Gross, start of period	$ 1
Net Intangile Assets Write down	0
Intangible Assets, Gross, end of period	1
Intangible Assets, Accumulated Amortization, starting balance	0
Intangible Assets, Amortization over period	0
Intangible Assets Amortization Write down	0
Intangible Assets, Accumulated Amortization, ending balance	0
Corozon
Intangible Assets, Gross, start of period	1
Net Intangile Assets Write down	0
Intangible Assets, Gross, end of period	1
Intangible Assets, Accumulated Amortization, starting balance	0
Intangible Assets, Amortization over period	0
Intangible Assets Amortization Write down	0
Intangible Assets, Accumulated Amortization, ending balance	0
Emerald
Intangible Assets, Gross, start of period	510,878
Net Intangile Assets Write down	(510,877)
Intangible Assets, Gross, end of period	1
Intangible Assets, Accumulated Amortization, starting balance	85,147
Intangible Assets, Amortization over period	112,216
Intangible Assets Amortization Write down	(197,363)
Intangible Assets, Accumulated Amortization, ending balance	0
Intangible Assets, Gross, start of period	510,880
Net Intangile Assets Write down	(510,877)
Intangible Assets, Gross, end of period	3
Intangible Assets, Accumulated Amortization, starting balance	85,147
Intangible Assets, Amortization over period	112,216
Intangible Assets Amortization Write down	(197,363)
Intangible Assets, Accumulated Amortization, ending balance	$ 0